Share Capital (Details Narrative)				1 Months Ended			3 Months Ended		12 Months Ended
	Jun. 10, 2021 shares	Apr. 13, 2021 $ / shares	Oct. 02, 2020 CAD ($) shares	May 21, 2021 CAD ($) shares	Apr. 23, 2021 CAD ($)	Dec. 18, 2020 CAD ($) shares	Sep. 30, 2021 CAD ($) $ / shares shares	Sep. 30, 2020 CAD ($)	Jun. 30, 2021 CAD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Total number of shares issued (in shares) | shares							144,592,993
Fair value of common shares issued for exploration and evaluation assets							$ 3,031,281
Number of common shares issued for financing (in shares) | shares						15,697,500
Proceeds from issuing shares						$ 34,534,500
Payments for share issue costs						$ 2,666,812
Number of share options granted in share-based payment arrangement							315,275
Number of common shares issued for convertible loan (in shares) | shares	6,251,250
Number of common shares issued for exercise of warrants (in shares) | shares							2,526,166		11,245,133
Proceeds from exercise of warrants							$ 3,162,316	$ 860,581	$ 10,190,569
Transfer agent							$ 104,000		$ 39,000
Number of common shares issued for exercise of stock options (in shares) | shares							395,509		1,375,000
Proceeds from exercise of options							$ 404,461	$ 240,000	$ 1,241,500
Amount transferred from contributed surplus to share capital							$ 685,490		$ 981,261
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares							$ 6.08		$ 3.40
Nevada mining [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares			500,000
Fair value of common shares issued for exploration and evaluation assets			$ 1,025,000
Directors and officers [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement		400,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares		$ 3.43
TETRA technologies, inc. [member]
IfrsStatementLineItems [Line Items]
Fair value of common shares issued for exploration and evaluation assets					$ 1,600,000
National chloride company of america [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares				200,000
Fair value of common shares issued for exploration and evaluation assets				$ 786,000
LANXESS [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for convertible loan (in shares) | shares	6,251,250